SIGNIFICANT ACCOUNTING POLICIES (Details)	12 Months Ended
Dec. 31, 2013
Computer Equipment [Member] | Minimum [Member]
Property and Equipment Schedule of Depreciation Rate [Line Items]
Property, Plant and Equipment, Salvage Value, Percentage	15.00%
Computer Equipment [Member] | Maximum [Member]
Property and Equipment Schedule of Depreciation Rate [Line Items]
Property, Plant and Equipment, Salvage Value, Percentage	33.00%
Furniture and Fixtures [Member]
Property and Equipment Schedule of Depreciation Rate [Line Items]
Property, Plant and Equipment, Salvage Value, Percentage	6.00%
Clinical and Medical Equipment [Member] | Minimum [Member]
Property and Equipment Schedule of Depreciation Rate [Line Items]
Property, Plant and Equipment, Salvage Value, Percentage	15.00%
Clinical and Medical Equipment [Member] | Maximum [Member]
Property and Equipment Schedule of Depreciation Rate [Line Items]
Property, Plant and Equipment, Salvage Value, Percentage	33.00%
Leasehold Improvements [Member]
Property and Equipment Schedule of Depreciation Rate [Line Items]
Property, Plant and Equipment, Estimated Useful Lives	The shorter of term of the lease or the useful life of the asset